Equity (Details 3) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure Equity Abstract
Dividends Approval date	Nov. 27, 2025		Feb. 19, 2025
Dividends payment date	Jan. 07, 2026		Mar. 14, 2025
Dividends remuneration per share	$ 0.234		$ 0.347
Dividends paid	$ 1,000		$ 1,596
Dividends paid	$ 2,879		$ 1,596
Dividends interest on capital		Nov. 27, 2025
Dividends payment date		Mar. 04, 2026
Dividend Interest on capital remuneration per share		$ 0.440
Dividends and interest on capital		$ 1,879